Loans (Performance of the Loan Portfolio) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Consumer Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	$ 4,798,817	$ 3,925,125
Residential 1-4 Family Real Estate [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	80,257,013	56,146,111
Performing Loans [Member] | Consumer Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	4,788,985	3,914,625
Performing Loans [Member] | Residential 1-4 Family Real Estate [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	78,045,118	54,501,907
Nonperforming Loans [Member] | Consumer Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	9,832	10,500
Nonperforming Loans [Member] | Residential 1-4 Family Real Estate [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	$ 2,211,895	$ 1,644,204